Transactions with related companies and joint venture	12 Months Ended
Dec. 31, 2024
Transactions with related companies and joint venture
Transactions with related companies and joint venture

32.   Transactions with related companies and joint venture

(a)	The Group has carried out the following transactions with its related companies and joint venture in the years 2024, 2023 and 2022:

	2024	2023	2022
	US$(000)	US$(000)	US$(000)

Associates -
Revenues from:
Energy	3,950	3,669	3,415
Royalties	—	—	1,381
Supplies, note 28(a)	364	1,104	179
Mineral	992	340	103

Purchase of:
Supplies	114	81	57

Services rendered to:
Administrative and Management services	3,337	3,539	816
Operation and maintenance services related to energy transmission	292	310	310
Services of energy transmission	—	—	183

Services received from:
Desorption and smelting	406	265	623

Contributions granted and paid from:
Tinka Resources Ltd.	400	—	1,677

Dividends received and collected from:
Sociedad Minera Cerro Verde S.A.A.	166,468	146,884	78,338
Compañía Minera Coimolache S.A.	2,422	402	802
	168,890	147,286	79,140
Joint Venture -
Interest income:
Transportadora Callao S.A., note 29(a)	21	23	94

Non-controlling shareholders -
Dividends paid to:
Newmont Peru Limited - Succursal del Perú	—	—	2,647

(b)	As a result of the transactions indicated in the paragraph (a), the Group had the following accounts receivable and payable from/to associates:

	2024	2023
	US$(000)	US$(000)

Trade and other receivables, note 7(a)
Compañía Minera Coimolache S.A.	669	421
	669	421
Other receivables, note 7(a)
Transportadora Callao S.A.	2,279	2,486
Sociedad Minera Cerro Verde S.A.A.	6	—
	2,285	2,486
	2,954	2,907
Trade and other payables, note 14(a)
Compañía Minera Coimolache S.A.	773	454

Other payables, note 14(a)
Other minor
	251	14
	1,024	468

As of December 31, 2024 and 2023, there is no allowance for expected credit losses related to related parties accounts.

(c)	Directors and key personnel −

As of December 31, 2024 and 2023 there were no loans to employees, directors and key personnel. As December 31, 2022, amounted to US$1,000, respectively, which are payable monthly and earn interest at market rates.

There are no loans to the Group’s directors and key personnel guaranteed with Buenaventura or any of its subsidiaries’ shares.

The Group’s key executives’ compensation (including the related income taxes assumed by the Group) for the years ended 2024 and 2023 are presented below:

	2024	2023
	US$(000)	US$(000)

Accounts payable:
Bonus to officers	8,394	7,750
Directors’ remuneration	4,133	2,027
Salaries	993	847

Total	13,520	10,624

Payments:
Salaries	12,093	10,487
Directors’ remuneration	1,939	3,376
Total	14,032	13,863

Expenses:
Salaries	12,138	11,335
Directors’ remuneration	4,332	2,027
Total	16,470	13,362

(d)

The account receivable from Consorcio Transportadora Callao corresponds to the disbursements made between 2011 and 2013 by the subsidiary El Brocal in order to participate in the joint venture (see note 10(c)). This account receivable generates interest at an annual fixed rate of 5.82% and it is estimated that it will be collected from the year 2025.